Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 2,942	$ (959)	$ 24,000	$ (69,593)
Other Comprehensive Income (Loss)
Derivative [Line Items]
Effective Portion Recognized in AOCI	1,040	616	5,080	(9,610)
Interest Expense
Derivative [Line Items]
Effective Portion Reclassified from AOCI	$ (840)	$ (835)	$ (2,480)	$ (1,469)